Equity (Details 3) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Equity
Preferred stock stated dividend rate percentage	8.375%	8.375%
Series J 8 3/8% Cumulative Redeemable Preferred Stock
Equity
Preferred stock stated dividend rate percentage	8.375%	8.375%
Redemption price of preferred stock (in dollars per share)	50.00
Premium received on preferred stock issued	7.5
Preferred stock unamortized premium	4.9	5.2